Acquisitions (Schedule of intangible assets acquired) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair values	$ 74,709
Cardpoint Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair values	59,673
Customer Contracts [Member] | Cardpoint Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair values	50,291
Acquired intangible assets, useful Lives	7 years
Acquired intangible assets, weighted average period before next renewal	3 years 10 months 24 days
Trade Name [Member] | Cardpoint Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair values	9,096
Acquired intangible assets, useful Lives	15 years
Non-Compete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair values	590
Acquired intangible assets, useful Lives	4 years 2 months 12 days
Non-Compete Agreements [Member] | Cardpoint Limited [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, fair values	$ 286
Acquired intangible assets, useful Lives	1 year